SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)															1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
		Feb. 08, 2026	Dec. 17, 2025	Nov. 24, 2025	Aug. 25, 2025	Apr. 25, 2025	Apr. 16, 2025	Mar. 05, 2025	Feb. 11, 2025	Mar. 08, 2024	Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	Oct. 28, 2022	Dec. 31, 2025	Sep. 30, 2025	Jul. 31, 2024	Aug. 31, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2022	Mar. 28, 2025	Mar. 01, 2024	Oct. 27, 2023	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022
Short-Term Debt [Line Items]
Conversion of convertible securities															$ 111,690					$ 6,384,000	$ 562,000
Issuance of common stock																				50,403,802
Penalty charged																				$ 24,510
Amortization of debt expense																				536,078	271,234
Fair market value																				5,219,853	12,702,010
Gain on settlement of debt																				935,500
Conversion of convertible securities, shares															85	96
Loans payable																			$ 33,672,294	33,672,294	$ 32,801,345
After fees																				70,937
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			2,683,357	2,683,357
Accrued interest																			1,237,811	1,237,811
Conversion of convertible securities																				3,921,168
Notes payable																			$ 3,921,168	$ 3,921,168
Purchase of warrants																			450,000,000	450,000,000
Exercise price																			$ 0.002	$ 0.002
Fair value																			$ 990,000	$ 990,000
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Annual interest rate	[1]																		12.00%	12.00%
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			$ 1,460,794	$ 1,460,794
Accrued interest																			1,593,544	1,593,544
Conversion of convertible securities																				3,054,338
Notes payable																			$ 3,054,338	$ 3,054,338
Purchase of warrants																			250,000,000	250,000,000
Exercise price																			$ 0.002	$ 0.002
Fair value		$ 320,000																	$ 550,000	$ 550,000
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Total payments																						$ 300,000
Interest rate																			90.00%	90.00%
Accrued interest																			$ 192,000	$ 192,000
Issuance of common stock																				8,000,000
Loss on settlement of debt		$ 128,000
Annual interest rate	[2]																		12.00%	12.00%
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			$ 103,180	$ 103,180
Accrued interest																			104,046	104,046
Conversion of convertible securities																				165,605
Notes payable																			$ 165,605	$ 165,605
Purchase of warrants																			80,000,000	80,000,000
Exercise price																			$ 0.002	$ 0.002
Fair value																			$ 176,000	$ 176,000
Accrued interest																			62,425	62,425
Interest expenses																				22,958
Penalty charged																				24,510
Repayments of loan																			$ 190,155	$ 190,155
Annual interest rate	[3]																		12.00%	12.00%
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			$ 235,000	$ 235,000
Accrued interest																			75,375	75,375
Conversion of convertible securities																				310,375
Notes payable																			$ 310,375	$ 310,375
Purchase of warrants																			25,000,000	25,000,000
Exercise price																			$ 0.002	$ 0.002
Fair value																			$ 182,500	$ 182,500
Annual interest rate	[4]																		12.00%	12.00%
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			50,000,000	50,000,000
Exercise price																			$ 0.025	$ 0.025
Fair value																			$ 271,250	$ 271,250
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																			350,000	350,000
Original issue discount																			$ 35,000	$ 35,000
Warrants term																			3 years	3 years
Debt discount																			$ 271,250	$ 271,250					$ 65,092
Unamortized discount																			$ 0	0					8,399
Amortization of debt expense																				$ 138
Annual interest rate																			12.00%	12.00%
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			$ 9,200	$ 9,200
Accrued interest																			6,944	6,944
Conversion of convertible securities																				16,144
Notes payable																			$ 25,000	$ 25,000
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Annual interest rate	[5]																		12.00%	12.00%
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			$ 79,500	$ 79,500
Accrued interest																			28,925	28,925
Conversion of convertible securities																				108,425
Notes payable																			$ 145,000	$ 145,000
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Annual interest rate	[6]																		12.00%	12.00%
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Accrued interest																			$ 275,000	$ 275,000
Purchase of warrants																			50,000,000	50,000,000
Exercise price																			$ 0.025	$ 0.025
Fair value								$ 444,000											$ 380,174	$ 380,174
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Interest rate								90.00%
Issuance of common stock								1,850,000	600,000
Loss on settlement of debt								$ 18,500
Prepaid expense																			550,000	550,000
Original issue discount																			250,000	250,000
Debt discount																			380,174	380,174					80,284
Unamortized discount																			0	0					10,559
Amortization of debt expense																				144
Repayments of common stock									$ 162,000
Repayments of loan																			$ 150,500	$ 150,500
Debt instrument, carring amount								$ 425,500
Annual interest rate	[7]																		12.00%	12.00%
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			100,000,000	100,000,000			50,000,000
Exercise price																			$ 0.135	$ 0.135			$ 0.0164
Fair value																			$ 1,342,857	$ 1,342,857
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.						On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Interest rate				90.00%
Interest expenses																							$ 950,000
Prepaid expense																			1,650,000	1,650,000
Original issue discount																			$ 150,000	$ 150,000					497,614
Warrants term																			3 years	3 years			3 years
Debt discount																			$ 1,342,857	$ 1,342,857
Unamortized discount																			$ 0	0					55,585
Amortization of debt expense																				$ 700
Annual interest rate	[8]																		12.00%	12.00%
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable																			$ 6,000,000	$ 6,000,000
Purchase of warrants																			300,000,000	300,000,000			150,000,000
Exercise price																			$ 0.135	$ 0.135			$ 0.0164
Fair value																			$ 4,749,005	$ 4,749,005
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Interest rate																								90.00%
Interest expenses																							$ 2,850,000
Original issue discount																			$ 600,000	$ 600,000
Warrants term																			3 years	3 years			3 years
Debt discount																			$ 4,749,005	$ 4,749,005
Cash proceeds																				$ 5,400,000
Shares issued																			36,500,000	36,500,000
Fair market value																				$ 4,365,500
Repayment of debt																				3,840,500
Gain on settlement of debt																				$ 525,000
Annual interest rate	[9]																		12.00%	12.00%
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Accrued interest				$ 1,416,000
Purchase of warrants																			170,000,000	170,000,000			85,000,000
Exercise price																			$ 0.064	$ 0.064			$ 0.0164
Fair value				$ 1,680,000															$ 2,035,033	$ 2,035,033
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Interest rate				90.00%
Issuance of common stock				25,000,000
Interest expenses																							$ 1,615,000
Original issue discount																			$ 50,000	$ 50,000
Warrants term																			3 years	3 years			3 years
Debt discount																			$ 2,035,033	$ 2,035,033					33,547
Unamortized discount																			$ 0	0					4,121
Amortization of debt expense																				964
Cash proceeds																				2,750,000
Gain on settlement of debt																				$ 264,000
Annual interest rate	[10]																		12.00%	12.00%
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Repayment of debt						$ 420,000
Gain on settlement of debt																				$ 4,370,185
Debt amount repaid																		$ 420,000
Outstanding loan balance and accrued interest						$ 4,790,185
Outstanding principal and interest amount																			$ 0	$ 0
Annual interest rate	[11]																		7.00%	7.00%
Promissory Note Payable Thirteen [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 4,000,160	$ 4,000,160
Promissory Note Payable Thirteen [Member] | Series F Preferred Stock [Member] | Director [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares																				184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			250,000,000	250,000,000
Exercise price																			$ 0.037	$ 0.037
Fair value																			$ 1,284,783	$ 1,284,783
Interest rate				90.00%
Prepaid expense																			1,650,000	1,650,000
Original issue discount																			$ 150,000	$ 150,000
Warrants term																			3 years	3 years
Debt discount																			$ 1,284,783	$ 1,284,783					572,549
Unamortized discount																			$ 16,325	16,325					66,846
Amortization of debt expense																				$ 8,856
Annual interest rate	[12]																		12.00%	12.00%
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																			$ 170,000	$ 170,000
Unamortized discount																			$ 20,000	$ 20,000
Annual interest rate	[13]																		15.00%	15.00%
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable																			$ 3,000,000	$ 3,000,000
Fair value																			2,960,500	2,960,500
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Interest rate				90.00%
Debt discount																			$ 39,500	$ 39,500					11,535
Warrant outstanding																			955,000,000	955,000,000
Annual interest rate	[14]																		15.00%	15.00%
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																			$ 400,000	$ 400,000
Unamortized discount																			$ 50,000	$ 50,000
Annual interest rate	[15]																		15.00%	15.00%
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																			$ 475,000	$ 475,000
Unamortized discount																			$ 75,000	$ 75,000
Annual interest rate	[16]																		15.00%	15.00%
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description							On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense																			$ 350,000	$ 350,000
Unamortized discount																			$ 50,000	$ 50,000
Annual interest rate	[17]																		15.00%	15.00%
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable														$ 400,000
Interest rate				90.00%
Original issue discount														50,000								$ 4,000,000
Unamortized discount														500,000
Cash proceeds														350,000
Annual interest rate	[18]																		15.00%	15.00%
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable														$ 4,000,000
Promissory Note Payable Twenty [Member] | Series F Preferred Stock [Member] | Lender [Member]
Short-Term Debt [Line Items]
Shares issued														329
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Fair value														$ 299,399
Original issue discount														50,000
Debt discount																									286,775
Unamortized discount																			$ 14,428	$ 14,428					47,892
Amortization of debt expense																				$ 18,483
Annual interest rate	[18]																		15.00%	15.00%
Loans payable														$ 400,000
Promissory Note Payable Twenty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants														61
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Fair value																																		$ 299,750
Original issue discount																																		50,000
Debt discount																									288,513
Unamortized discount																			$ 14,502	$ 14,502					48,126
Amortization of debt expense																				$ 18,573
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																																		$ 400,000
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																		61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Fair value																																	$ 302,020
Original issue discount																																	50,000
Debt discount																									291,694
Unamortized discount																			$ 18,647	$ 18,647					48,290
Amortization of debt expense																				$ 18,637
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																																	$ 400,000
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																	61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Fair value																																$ 299,959
Original issue discount																																50,000
Debt discount																									287,814
Unamortized discount																			$ 14,456	$ 14,456					47,976
Amortization of debt expense																				$ 18,515
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																																$ 400,000
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																																61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Fair value																															$ 299,959
Original issue discount																															50,000
Debt discount																									286,813
Unamortized discount																			$ 14,502	$ 14,502					48,124
Amortization of debt expense																				$ 18,573
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																															$ 400,000
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																															61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Fair value																														$ 299,959
Original issue discount																														50,000
Debt discount																									288,342
Unamortized discount																			$ 14,557	$ 14,557					48,294
Amortization of debt expense																				$ 18,638
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																														$ 400,000
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																														61
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Fair value																													$ 296,245
Original issue discount																													50,000
Debt discount																									286,821
Unamortized discount																			$ 14,594	$ 14,594					48,409
Amortization of debt expense																				$ 18,683
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																													$ 400,000
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																													61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Fair value																												$ 302,219
Original issue discount																												50,000
Debt discount																									294,824
Unamortized discount																			$ 14,711	$ 14,711					48,777
Amortization of debt expense																				$ 18,824
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																												$ 400,000
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Fair value																											$ 348,983
Original issue discount																											50,000
Debt discount																									348,831
Unamortized discount																			$ 15,096	$ 15,096					49,978
Amortization of debt expense																				$ 19,288
Annual interest rate	[18]																		15.00%	15.00%
Loans payable																											$ 400,000
Promissory Note Payable Twenty Nine [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																											61	61
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Fair value																										$ 261,759
Original issue discount																										50,000
Debt discount																									254,487
Unamortized discount																			$ 14,657	$ 14,657					$ 48,611
Amortization of debt expense																				$ 18,761
Annual interest rate	[19]																		15.00%	15.00%
Loans payable																										$ 400,000
Promissory Note Payable Thirty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																										61
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Annual interest rate	[20]																		15.00%	15.00%
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Accrued interest																	$ 53,000
Debt instrument maturity date description							On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Total payments											$ 477,750
Repayment of debt																	$ 147,000
Annual interest rate											35.00%
Loans payable											$ 350,000
Accounts receivables, monthly payment											thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750.
Default rate											15.00%
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Annual interest rate	[21]																		15.00%	15.00%
Promissory Note Payable Thirty Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Total payments										$ 477,750
Annual interest rate										35.00%
Loans payable										$ 350,000
Accounts receivables, monthly payment										thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750.
Promissory Note Payable Thirty Three [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 165,000	$ 165,000
Unamortized discount																			$ 15,000	$ 15,000
Annual interest rate	[22]																		15.00%	15.00%
Promissory Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 245,000	$ 245,000
Unamortized discount																			$ 25,000	$ 25,000
Annual interest rate	[23]																		15.00%	15.00%
Promissory Note Payable Thirty Five [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 137,500	$ 137,500
Unamortized discount																			$ 12,500	$ 12,500
Annual interest rate	[24]																		108.00%	108.00%
Promissory Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Unamortized discount																			$ 59,207	$ 59,207
Amortization of debt expense																				192,422
Repayment of debt																				$ 617,348
Annual interest rate	[25]																		15.00%	15.00%
Accounts receivables, monthly payment					99,725
Net proceeds of acquired property					$ 555,671
After fees					29,329
Financing fee					222,300
Total fees					251,629
Repayment amount					$ 807,300
Interest rate					7.00%
Promissory Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 550,000	$ 550,000
Original issue discount																			50,000	50,000
Unamortized discount																			$ 30,012	30,012
Amortization of debt expense																				$ 19,988
Annual interest rate	[26]																		15.00%	15.00%
Promissory Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 200,000	$ 200,000
Original issue discount																			25,000	25,000
Unamortized discount																			$ 17,335	17,335
Amortization of debt expense																				$ 7,665
Annual interest rate	[27]																		15.00%	15.00%
Promissory Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 275,000	$ 275,000
Original issue discount																			25,000	25,000
Unamortized discount																			$ 17,771	17,771
Amortization of debt expense																				$ 7,229
Annual interest rate	[28]																		15.00%	15.00%
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Prepaid expense																			$ 450,000	$ 450,000
Original issue discount																			50,000	50,000
Unamortized discount																			39,296	39,296
Amortization of debt expense																				10,704
Promissory Note Payable Fourty One [Member]
Short-Term Debt [Line Items]
Prepaid expense																			450,000	450,000
Original issue discount																			50,000	50,000
Unamortized discount																			39,590	39,590
Amortization of debt expense																				10,410
Promissory Note Payable Fourty Two [Member]
Short-Term Debt [Line Items]
Unamortized discount																			85,582	85,582
Amortization of debt expense																				19,478
Repayment of debt																				75,098
Net proceeds of acquired property			$ 300,000
After fees			14,000
Financing fee			91,060
Total fees			105,060
Repayment amount			$ 405,060
Promissory Note Payable Fourty Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Accounts receivables, monthly payment			2,276.50
Promissory Note Payable Fourty Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Accounts receivables, monthly payment			10,998.72
Promissory Note Payable Fourty Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			495,000	495,000
Original issue discount																			45,000	45,000
Unamortized discount																			45,295	45,295
Amortization of debt expense																				9,705
Net proceeds of acquired property																				440,000
After fees																				$ 10,000
Conversion price percentage																				80.00%
Promissory Note Payable Fourty Four [Member]
Short-Term Debt [Line Items]
Prepaid expense																			275,000	$ 275,000
Original issue discount																			25,000	25,000
Unamortized discount																			20,878	20,878
Amortization of debt expense																				4,122
Promissory Note Payable Fourty Five [Member]
Short-Term Debt [Line Items]
Prepaid expense																			330,000	330,000
Original issue discount																			30,000	30,000
Unamortized discount																			26,136	26,136
Amortization of debt expense																			3,864
Promissory Note Payable Fourty Six [Member]
Short-Term Debt [Line Items]
Prepaid expense																			170,000	170,000
Original issue discount																			20,000	20,000
Unamortized discount																			18,231	18,231
Amortization of debt expense																			1,769
Promissory Note Payable Fourty Seven [Member]
Short-Term Debt [Line Items]
Prepaid expense																			330,000	330,000
Original issue discount																			30,000	30,000
Unamortized discount																			28,137	28,137
Amortization of debt expense																			1,863
Promissory Note Payable Fourty Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable																			165,000	165,000
Original issue discount																			15,000	15,000
Unamortized discount																			22,016	22,016
Amortization of debt expense																				484
Net proceeds of acquired property																				142,500
After fees																				$ 7,500
Conversion price percentage																				80.00%
Promissory Note Payable Fourty Nine [Member]
Short-Term Debt [Line Items]
Prepaid expense																			170,000	$ 170,000
Original issue discount																			20,000	20,000
Unamortized discount																			19,812	$ 19,812
Amortization of debt expense																			$ 188

[1]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[2]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. On February 8, 2026, the holder exchanged $192,000 in accrued interest for 8,000,000 common shares at fair value of $320,000 with a loss on settlement of $128,000.
[3]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense. The Company was charged a penalty of $24,510 which it added the loan with a corresponding adjustment to interest expense. The Company repaid the loan in full $190,155 with accrued interest of $104,046.
[4]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. On December 14, 2023, the parties extended the maturity date from December 14. 2023 date to March 1,2027.
[5]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[6]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[7]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the year ended February 28, 2026, the Company recorded amortization expense of $144, with an unamortized discount of $0 at February 28, 2026.The loan is fully amortized. Through an exchange agreement on February 11, 2025, the Company repaid $162,000 in principal st through the issuance of 600,000 common shares. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. On March 5, 2025 the Company repaid $150,500 in loan principal as well as $275,000 in accrued interest (all totaling $425,500) was repaid on March 5, 2025 through the issuance of 1,850,000 common shares at a fair value of $444,000 with a loss on settlement of $18,500.
[8]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the year ended February 28, 2026, the Company recorded amortization expense of $700, with an unamortized discount of $0 at February 28, 2026. The loan is fully amortized. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[9]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. On March 28, 2025 the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest VWAP price. For the year ended February 28, 2026, the Company has issued 36,500,000 common shares at fair market value of $4,365,500 to repay $3,840,500 in accrued interest with a loss on settlement of debt of $525,000.
[10]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. For the year ended February 28, 2026, the Company recorded amortization expense of $964, with an unamortized discount of $0 at February 28, 2026. The loan is fully amortized On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of price the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. During the period the holder exchanged $1,416,000 in accrued interest for 25,000,000 common shares at a fair value of $1,680,000 with a loss on settlement of $264,000.
[11]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. During the six months ended August 31, 2025 the Company repaid $420,000 as part of a settlement with the estate of the lender. A settlement agreement was entered into on April 25,2025 between the Company and the Estate of the lender whereby the Company will repay a total of $420,000 to fully discharge the outstanding loan balance and accrued interest which totaled $4,790,185. This settlement agreement was approved by the court on June 5, 2025. Upon settlement in August 2025, the Company recorded a gain on settlement of debt of $4,370,185. At February 28, 2026 the outstanding principal and interest was $0.
[12]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $572,549 was removed with a corresponding adjustment to accumulated deficit. A $66,846 unamortized discount remained. For the year ended February 28, 2026, the Company recorded amortization expense of $8,856, with an unamortized discount of $16,325 at February 28, 2026. On April 16, 2025, the parties again extended the maturity date from September 14, 2025, to September 14, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[13]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[14]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. On March 1, 2024, the unamortized relative fair value discount of $11,535 was removed with a corresponding adjustment to accumulated deficit. This note has been fully amortized. This note was extended to August 30, 2025. On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of the note into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price.
[15]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[16]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[17]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[18]	On October 28, 2022, the Company entered into as secured loan agreement with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 24, 2025, the Company entered into an exchange agreement where the holder can exchange all or part of the principal and interest of this secured loan agreement into common shares at an exchange amount of 90% of the previous 5 day’s lowest bid price. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[19]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The Company has repaid $147,000 and $53,000 in accrued interest in July to account for the missed April through to August 2024 payments in agreement with the lender. The Company have missed the subsequent monthly payments. On April 16, 2025, the parties extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same. On April 30,2026, the parties extended the maturity to April 30, 2027, with the default rate still applicable after April 30, 2025.
[20]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 8, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after- acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment and after original maturity. The August 2024 through to August 2025 payments have not been made and the note was not repaid at original maturity. On August 8, 2025 the parties extended the maturity to August 8, 2027 , with the default rate still applicable after August 8, 2025.
[21]	Original $165,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[22]	Original $245,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[23]	Original $137,500 note may be pre-payable at any time. The note balance includes an original issue discount of $12,500. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The discount was expensed.
[24]	On August 25, 2025, the Company entered into Future Receivables Purchase and Sale Agreement secured by a general security charging all of RAD’s present and after- acquired property. The Company received net proceeds of $555,671 after fees of $29,329 and a financing fee of $222,300 for total fees of $251,629. The Company must repay $807,300, in weekly payments of 7% of estimated receipts from accounts receivables. The estimated monthly payments will be approximately $99,725. For the year ended February 28, 2026, the Company recorded amortization expense of $192,422, with an unamortized discount of $59,207 at February 28, 2026. For the year ended February 28, 2026, the Company has repaid $617,348.
[25]	Original $550,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $19,988, with an unamortized discount of $30,012 at February 28, 2026.
[26]	Original $200,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $7,665, with an unamortized discount of $17,335 at February 28, 2026.
[27]	Original $275,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $7,229, with an unamortized discount of $17,771 at February 28, 2026.
[28]	Original $450,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2026, the Company recorded amortization expense of $10,704, with an unamortized discount of $39,296 at February 28, 2026.